Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash Flows from Operating Activities:
Net income (loss)	$ 2,249	$ 55
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	483	401
Provision for loan loss	284	637
Accretion of acquired loans	(89)
Amortization and accretion on securities	578	551
Bargain purchase gain from bank acquisition	(1,982)
Loss on sale of investment securities	4
Gain on sale of loans held for sale	(206)	(235)
Loss (Gain) on sale of property and equipment	23	(12)
Loss (Gain) on sale of real estate owned and other repossessed assets	4	(3)
Originations of loans held for sale	(13,833)	(17,383)
Proceeds from sale of loans held for sale	14,126	17,522
Net change in:
Accrued interest receivable	(25)	225
Prepaid FDIC insurance premiums		583
Bank owned life insurance	(117)	(135)
Other assets	128	73
Accrued expenses and other liabilities	86	(236)
Net cash provided by operating activities	1,713	2,043
Cash Flows from Investing Activities:
Net cash received in bank acquisition	41,650
Net decrease in loans	3,740	474
Net increase in deposits at other institutions	(7,189)
Proceeds from maturity of securities	14,843	14,441
Proceeds from sale of securities available-for-sale	730
Proceeds from sale of FHLB stock	831
Proceeds from sale of property and equipment	3	59
Proceeds from sale of real estate owned and other repossessed assets	556	2,097
Purchase of securities available for sale	(60,636)	(15,872)
Purchase of premises and equipment	(306)	(139)
Net cash (used in) provided by investing activities	(5,778)	1,060
Cash Flows from Financing Activities:
Net increase in deposits	14,919	1,679
Dividends paid on common stock	(247)	(58)
Net decrease in Repo Sweep Accts		(3,183)
Net increase in advances from borrowers	28	18
Advances from FHLB	17,955	47,005
Repayments of advances from FHLB	(19,884)	(48,550)
Net cash provided by (used in) financing activities	12,771	(3,089)
Net Increase in Cash and Cash Equivalents	8,706	14
Cash and Cash Equivalents - Beginning of year	2,766	2,752
Cash and Cash Equivalents - End of year	11,472	2,766
Supplemental Cash Flow and Noncash Information
Net cash paid for income taxes	20
Cash paid for interest on deposits and borrowings	1,076	1,161
Transfer of loans to real estate owned & other repossessed assets	$ 1,562	$ 1,486